Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure

Minimum rental commitments under all noncancelable leases with an initial term in excess of one year as of December 31, 2015 were as follows:

Year ending December 31:	Operating Leases
2016	$698,945
2017	750,118
2018	629,923
2019	334,747

Total	$2,413,733